Supplementary Financial Statements Information (Trade Receivables, Net) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Supplementary Financial Statements Information [Abstract]
Trade receivables	$ 3,019	$ 4,454
Less allowance for doubtful accounts	(787)	(615)
Trade receivables, net	2,232 [1]	3,839 [1]
Changes in the allowance for doubtful accounts
Beginning balance	615	544
Additions	174	252
Deductions	(2)	(181)
Ending balance	$ 787	$ 615

[1]	Includes balances in the amounts of $200,000 and $398,000 with related parties as of June 30, 2014 and December 31, 2013, respectively and net of the allowance for doubtful accounts in the amount of $787,000 and $615,000 as of June 30, 2014 and December 31, 2013, respectively.